Basis of preparation	12 Months Ended
Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
Basis of preparation	Basis of preparation
Except for share data and per share amounts, the financial statements are presented in thousands of euros. Amounts are rounded up or down the nearest whole number for the calculation of certain financial data and other information contained in these accounts.
Accordingly, the total amounts presented in certain tables may not be the exact sum of the preceding figures.

Statement of compliance
The consolidated financial statements of the Group as of and for the years ended December 31, 2021, 2022 and 2023 have been prepared in accordance with both International Financial Reporting Standards (“IFRS”) as issued by the International Accounting
Standard Board (“IASB”) and IFRS as adopted by the European Union (“EU”) regulation n°1606/2002 of July 19, 2002. The term
“IFRS” refers collectively to International Accounting Standards (“IAS”) and IFRS as well as the interpretations issued by the
Standing Interpretations Committee (“SIC”) and the International Financial Reporting Interpretations Standards Committee (“IFRS
IC”), whose application is mandatory for the year ended December 31, 2023.
Preparation of the financial statements
The consolidated financial statements of the Group were prepared on a historical cost basis, with the exception of certain asset and liability categories and in accordance with the provisions set out in IFRS such as employee benefits measured using the projected unit credit method, the Heights notes (classified under "Convertible loan notes") measured at fair value and derivative financial instruments measured at fair value.
Going concern
The Group has incurred substantial operating losses since inception and expects to continue to incur significant operating losses for the foreseeable future and may never become profitable. For the year ended December 31, 2023, the Group had a net loss of €147.7 million.
Since inception, the Group has financed its operations through the issuance of ordinary shares with gross aggregate proceeds of
€557.2 million, of which €130 million of gross proceeds were from offerings of its ordinary shares on Euronext Paris in February 2023 and €223.3 million of gross proceeds were from its offering of ordinary shares in the form of American Depository Shares ("ADS") on the Nasdaq Global Market as well as ordinary shares in Europe (including France) and countries outside of the United States in a private placement in October 2023, bank borrowings and structured loans for €125.0 million, reimbursements of Research Tax Credits
(Crédit d’Impôt Recherche (“CIR”)) in an aggregate amount of €31.1 million, subsidies received from Banque Publique
d’Investissement (“Bpifrance”) (including €13.5 million of subsidies and €6.6 million of conditional advances) and royalty certificates in an amount of €2.9 million.
As a result of (a) the Group’s existing cash and cash equivalents of €251.9 million and other short term investments of €9.0 million as of December 31, 2023 and (b) the drawdown of the second tranche of the Kreos / Claret Financing amounting to €25 million in gross proceeds and announced on March 28, 2024, and (c) the expected reimbursement of the CIR from 2023 in the second half of 2024 amounting to €4.5 million, the Group expects, as of the date of issuance of these financial statements, to be able to fund its forecasted cash flow requirements into the fourth quarter of 2025. This takes into account management's assumption that R&D expenditure will be substantially increased in 2024 driven by the progression of the Phase 3 clinical trials of obefazimod in UC and the initiation of the
Phase 2b clinical trials for CD. Under these assumptions and based on the Group's current clinical plan, the Group would have sufficient funds to finance its operations through the announcement of its top-line data from the Phase 3 ABTECT-1 and ABTECT-2 induction trials for UC.
Based on the above, these financial statements have been prepared on a going concern basis.
Impact of the Ukraine/Russia Hostilities on the Group
In February 2022, Russia invaded Ukraine. The conflict has already had major implications for the global economy and the rate of inflation, particularly in relation to the supply of energy, raw materials and food products. It has also caused intense volatility on the financial markets, something that is still ongoing at the reporting date and has pushed down stock market prices around the world.
Given these developments, the Group has decided not to include Russia and Belarus in its global Phase 3 program for obefazimod in
UC. However, the global scale of this conflict cannot be predicted at this stage. The Group, therefore, cannot rule out an adverse impact of this conflict on its business, including in terms of access to raw materials, logistics, the performance of clinical studies and in relation to any future financing the Group may seek.
The long-term safety and efficacy extension of the Phase 2b maintenance trial of obefazimod in moderately to severely active UC is the Group’s only clinical trial with patients currently enrolled in Ukraine.  The Phase 2b 12-month assessment was carried out in all the Ukrainian patients before the war broke out and these patients are therefore included in the one-year maintenance results that were reported on April 6, 2022. Ukrainian patients who completed the two-year Phase 2b maintenance trial have been transitioned to the long-term safety and efficacy trial that is still on-going. None of these sites are located in the Crimea Region of Ukraine, the so-called
Donetsk People’s Republic, or the so-called Luhansk People’s Republic. The Group is also evaluating the possibility to include a few
Ukrainian sites in the western part of Ukraine in the ABTECT Phase 3 clinical trials.
Together with its CROs, the Group is making considerable efforts to ensure the follow-up of patients who are unable to come to the study centers. Monitoring takes place through a remote monitoring system that was established and used successfully during the
COVID-19 pandemic.
New, revised or amended Standards and Interpretations
The Group applied the following amendments to IFRS that are effective as of December 31, 2023:
•Amendments to IAS 1 Presentation of Financial Statements and IFRS Practice Statement 2 – Disclosure of Accounting
Policies;
•Amendments to IAS 8 – Definition of Accounting Estimates;
•Amendments to IAS 12 – Deferred Tax related to Assets and Liabilities arising from a Single Transaction;
•Amendments to IAS 12 – International Tax Reform—Pillar Two Model Rules;
•IFRS 17 – Insurance Contracts and related amendments.
The Group assessed the impacts resulting from the application of these issued accounting pronouncements and concluded that impacts are not material.
New standards, amendments and interpretations issued by IASB but not yet mandatory for financial years starting from January 1,
2023
The Group did not elect for early application of the following new standards, amendments and interpretations, which were issued but not mandatory as of December 31, 2023:
•Amendments to IAS 1 Presentation of Financial Statements – Classification of Liabilities as Current or Non-current, and
Non-current Liabilities with Covenants, whose application is for annual reporting periods beginning on or after January
1, 2024; and
•Amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosures – Supplier Finance
Agreements, whose application is for annual reporting periods beginning on or after January 1, 2024 (not yet approved by the EU); and
•Amendments to IFRS 16 Leases: Lease Liability in a Sale and Leaseback, whose application is for annual reporting periods beginning on or after January 1, 2024; and

•Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates – Lack of Exchangeability whose application is for annual reporting periods beginning on or after January 1, 2025 (not yet approved by the UE).
The Group assessed the impacts resulting from the application of these issued accounting pronouncements and concluded that impacts are not material, with the exception of the amendments to IAS 1, issued in 2020 and 2022, which aim at clarifying the requirements on determining whether a liability is current or non-current, and require new disclosures for non-current liabilities that are subject to future covenants. In accordance with these amendments, an entity shall classify a liability as current when it does not have the right at the end of the reporting period to defer settlement of the liability for at least twelve months after the reporting period.
These amendments can impact liabilities with covenants which breach can render the related liabilities repayable within 12 months.
However, the Group has no such liabilities.
Under the amendments, a settlement of a liability includes transferring an entity's own equity instruments to the counterparty.
Therefore, if a liability has any conversion options that involve a transfer of the entity's own equity instruments, then these generally affect its classification as current or non-current. As an exception, if these conversion options are recognized as equity under IAS 32, then they do not affect the current or non-current classification of the liability.
As disclosed in Notes 15.1 and 15.2, the Group has convertible notes (the OCEANE as of December 31, 2021 and 2022 and the
Kreos / Claret OCABSA and the Heights convertible notes as of December 31, 2023, as defined below) that are convertible in ordinary shares of the Group at any time at the option of the noteholders. In application of the amendments, the Group will no longer be considered to have an unconditional right to defer the settlements of the OCEANE and the Heights convertible notes due to their conversion options that are embedded derivatives not recognized as equity components. Consequently, the amendments will lead to the reclassification of these convertible notes as current liabilities on a retrospective basis. The classification of the Kreos / Claret
OCABSA will not be impacted since they are compound instruments with conversion option and attached OCABSA warrants recognized as an equity component.